UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

       Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:         | |; Amendment Number: ____

This Amendment (Check only one): | | is a restatement
                                 | | adds new holding entries.

Institutional Manager Filing this Report:

Name:       ZLP Master Utility Fund, Ltd.

Address:    c/o GlobeOp Financial Services (Cayman) Limited
            45 Market Street, Suite 3205, 2nd Floor
            Gardenia Court
            Camana Bay, Grand Cayman
            Cayman Islands KY1-9003

13F File Number: 028-10735

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Stuart J. Zimmer
Title:      Managing Member of Zimmer Lucas Capital, LLC
Phone:      212-509-1600

Signature, Place and Date of Signing:


/s/ Stuart J. Zimmer            New York, New York           November 14, 2011
--------------------------   --------------------------    ---------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

      028-10550         Zimmer Lucas Capital, LLC

SK 02192 0008 1239818